CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of items of adjusting profit loss

For the year ended December 31,	2025	2024	2023
Deferred and current income tax expense	131,213	82,691	6,426
Depreciation and amortization	70,952	62,732	48,528
Accretion expense (Note 24)	5,090	5,972	4,954
Lease Interest expense (Note 24)	4,231	9,144	7,120
Interest expense on loans and debentures (Note 24)	25,913	22,063	12,464
Finance cost on post-employment benefit (Note 24)	2,487	1,045	1,873
Unrealized loss on derivatives gold collars (Note 24)	281,489	80,241	25,683
Loss on other derivatives (Note 24)	5,997	4,707	2,888
Foreign exchange (gain) loss (Note 24)	8,976	12,268	56
Derivative fee (Note 24)	-	13,522	-
Change in fair value in liability measured at fair value	12,716	(719)	-
Share-based payment expense (Note 22)	2,201	186	287
(Gain) on fair value change of Serrote Promissory Note	(318)	(1,253)	(3,468)
Loss on settlement of liability with equity instruments (Note 24)	8,763	-	-
(Gain) on Joint Venture acquisition (Note 5)	-	-	(5,505)
Loss on disposal of assets (Note 11)	1,669	4,888	724
Other non-cash items	9,378	7,447	1,637
Total	570,757	304,934	103,667

Schedule of changes in working capital

For the year ended December 31,	2025	2024	2023

Increase in accounts receivables and value added taxes and other recoverable taxes	(13,704)	(7,254)	(9,190)
Increase in inventory	(23,272)	(12,080)	(12,714)
Increase in trade and other payables	5,736	6,992	24,516
Total	(31,240)	(12,342)	2,612

Schedule of other current and non current assets and liabilities

For the year ended December 31,	2025	2024	2023

Changes in other current and non-current assets and liabilities consists of:
(Increase) / Decrease in other receivables and assets and inventories (non-current)	(57,017)	124	9,717
Increase in other receivables and assets (current)	(3,305)	(6,117)	1,628
(Increase) in other liabilities (current and non-current)	(9,842)	(15,574)	(11,116)
Total	(70,164)	(21,567)	229

Schedule of non-cash investing and financing activities

For the year ended December 31,	2025	2024	2023
Non-cash addition to property, plant and equipment	(25,610)	(9,094)	(6,108)
Total	(25,610)	(9,094)	(6,108)

Disclosure of debt instruments [text block]

	Loans and debentures	Derivatives
Balance as of December 31, 2022	214,042	(8,119)

Changes from Financing cash flows:
Loan repayments	(66,273)	-
Loan proceeds	179,550	-
Interest paid on loans *	(10,937)	-
Interest paid on debentures *	(14,557)	-
Derivative settlement	-	9,353

Other Changes:
Interest expenses on loans	13,767	-
Interest expenses on debentures	12,599	-
Derivative result	-	(8,184)
Foreign exchange adjustments	5,398	(7,019)
Derivative settlement (withholding taxes)	-	1,742
Fair value adjustment	-	1,098
Gold Hedges fair value adjustment	-	43,134
Balance as of December 31, 2023	333,589	32,005
Changes from Financing cash flows:
Loan and debentures repayments	(184,385)	-
Loan proceeds	314,345	-
Interest paid on loans *	(25,414)	-
Interest paid on debentures *	(10,623)	-
Derivative gold collars settlement	-	(5,376)
Derivative settlement	-	2,090

Other Changes:
Interest expenses on loans	24,270	-
Interest expenses on debentures	11,018	-
Derivative result	-	(2,817)
Foreign exchange adjustments	(21,417)	18,592
Derivative settlement (withholding taxes)	-	715
Swap fair value adjustment	-	5,678
Gold Hedges fair value adjustment	-	85,617
Other derivatives fair value adjustment	1,721	2,986
Balance as of December 31, 2024	443,104	139,490
Changes from Financing cash flows:
Acquisition of Bluestone	5,900	-
Loan and debentures repayments	(62,831)	-
Interest paid on loans *	(21,782)	-
Interest paid on debentures *	(25,473)	-
Derivative gold collars settlement	-	(56,519)
Derivative settlement (other hedges)	-	(4,643)
Derivative settlement (debt swap agreements)	-	10,785

Other Changes:
Interest expenses on loans	20,251	-
Interest expenses on debentures	28,440	-
Derivative result	-	(15,558)
Foreign exchange adjustments	21,086	(20,347)
Derivative settlement (withholding taxes)	-	2,850
Swap fair value adjustment	-	2,689
Gold Hedges fair value adjustment	-	338,008
Other derivatives fair value adjustment	2,473	3,524
Balance as of December 31, 2025	411,168	400,279

* Interest payment on debts and debentures are being presented under financing activities in the Consolidated Statements of Cash Flow